Members' Equity	12 Months Ended
Dec. 31, 2022
Members' Equity [Abstract]
MEMBERS’ EQUITY

NOTE 9 — MEMBERS’ EQUITY

The Company has two classes of common equity, Class A Common Units (“Class A Units” or “Class A Unit Interests”) and Class B Common Units (“Class B Units” or “Class B Unit Interests”) which are held by Members.

Class A Unit Interests have all the rights, privileges, preferences, and obligations provided for in the amended and restated LLC Agreement dated May 25, 2021, which are generally consistent with an ordinary equity ownership interest. The Company is authorized to issue an unlimited number of Class A Unit Interests. The Class A Unit Interests of the Company are based upon the fair market value of the Company as a whole, at the time of monetary contribution. In accordance with the amended and restated LLC agreement, Class A Unit Interests increased by a multiple of one hundred thousand (100,000) or 1 to 100,000 unit split on May 25, 2021. The Class A members and their respective unit interests uniformly increased. Unless otherwise indicated, the number of Members’ Units outstanding and per-unit amounts in these consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the effect of the unit split. As part of the Unit Split, the par value of our Members’ Units was adjusted from $1 per unit to $0.00001 per unit. As of December 31, 2022 and 2021, there were 122,505,500 and 122,500,000 Class A Units issued and outstanding, respectively.

Class B Unit Interests are non-voting interests and shall not have the right to approve, vote or take action on any issue requiring Member approval, Member voting or Member action as stated in the amended and restated LLC Agreement dated May 25, 2021. The Company is authorized to issue 6,125,000 of Class B Unit Interests. The Unit Interests of the Company are based upon the fair market value of the Company as a whole, at the date of purchase. As of December 31, 2022 and 2021, there were 5,500 and zero Class B Units issued and outstanding. Distributions (including liquidating distributions) are to be made to the Class A Unit Interest owners at a time to be determined by the Board of Managers. Member’s profit and loss distributions are dispersed based on their allocated Class A Unit Interests. Each Member’s equity account will be adjusted for distributions paid to the Member and additional capital contributions that are made by the Member. All revenues, costs and expenses of the Company are allocated to the Member in accordance with the LLC Agreements. Except as otherwise expressly agreed in writing, members of the Company are not personally liable for any obligations of the Company.